Segmental analysis - Schedule of capital expenditure by operating segments (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of operating segments [line items]
Net book value of property, plant and equipment and other intangible assets	£ 68,037	£ 60,804	£ 43,761
Capital expenditure	7,431	6,185	4,727
Depreciation, amortisation and impairment	(1,984)	(1,830)	(1,485)
Property, plant and equipment
Disclosure of operating segments [line items]
Net book value of property, plant and equipment and other intangible assets	64,433	57,532	42,424
Capital expenditure	6,853	5,714	4,335
Depreciation, amortisation and impairment	(1,700)	(1,544)	(1,317)
Non-current intangible assets
Disclosure of operating segments [line items]
Net book value of property, plant and equipment and other intangible assets	3,604	3,272	1,337
Capital expenditure	578	471	392
Depreciation, amortisation and impairment	(284)	(286)	(168)
UK
Disclosure of operating segments [line items]
Net book value of property, plant and equipment and other intangible assets	32,343	30,131	16,627
Capital expenditure	3,259	2,546	1,504
Depreciation, amortisation and impairment	(921)	(879)	(596)
US
Disclosure of operating segments [line items]
Net book value of property, plant and equipment and other intangible assets	35,694	30,673	27,134
Capital expenditure	4,172	3,639	3,223
Depreciation, amortisation and impairment	(1,063)	(951)	(889)
Operating segments | UK Electricity Transmission
Disclosure of operating segments [line items]
Net book value of property, plant and equipment and other intangible assets	15,483	14,678	14,000
Capital expenditure	1,303	1,195	984
Depreciation, amortisation and impairment	(484)	(508)	(460)
Operating segments | UK Electricity Distribution
Disclosure of operating segments [line items]
Net book value of property, plant and equipment and other intangible assets	13,462	12,522	0
Capital expenditure	1,220	899	0
Depreciation, amortisation and impairment	(223)	(158)	0
Operating segments | UK Electricity System Operator
Disclosure of operating segments [line items]
Net book value of property, plant and equipment and other intangible assets	411	404	379
Capital expenditure	108	108	88
Depreciation, amortisation and impairment	(101)	(83)	(47)
Operating segments | New England
Disclosure of operating segments [line items]
Net book value of property, plant and equipment and other intangible assets	13,406	11,485	10,165
Capital expenditure	1,624	1,561	1,437
Depreciation, amortisation and impairment	(393)	(364)	(389)
Operating segments | New York
Disclosure of operating segments [line items]
Net book value of property, plant and equipment and other intangible assets	21,730	18,676	16,467
Capital expenditure	2,454	1,960	1,738
Depreciation, amortisation and impairment	(620)	(537)	(453)
Operating segments | National Grid Ventures
Disclosure of operating segments [line items]
Net book value of property, plant and equipment and other intangible assets	3,507	3,009	2,693
Capital expenditure	709	452	451
Depreciation, amortisation and impairment	(149)	(156)	(116)
Operating segments | Other
Disclosure of operating segments [line items]
Net book value of property, plant and equipment and other intangible assets	38	30	57
Capital expenditure	13	10	29
Depreciation, amortisation and impairment	£ (14)	£ (24)	£ (20)